Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 504	R 395
Benefits paid	(537)	(425)
Total expense per income statement	575	391
Acquisition	0	140
Translation (gain)/loss	(2)	3
Balance at end of year	R 540	R 504